Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development costs
Employee benefit expenses	¥ 610,564	¥ 610,063	¥ 397,488
Technology service fee	682,222	448,902	375,085
Amortization of intangible assets	3,812	20,311	33,082
Depreciation of property and equipment	9,659	12,687	6,025
Impairment loss of intangible assets	5,597
Others	37,438	55,727	9,761
Amounts incurred	1,349,292	1,147,690	821,441
Less: capitalized
Employee benefit expenses	(125,767)	(116,801)	(219,195)
Technology service fee	(50,235)	(63,260)	(142,995)
Others		(11,534)	(70)
Capitalized research and development costs	(176,002)	(191,595)	(362,260)
Research and development costs	¥ 1,173,290	¥ 956,095	¥ 459,181